Equity method investment, net (Tables)	12 Months Ended
Dec. 31, 2021
Equity method investment, net
Schedule of equity method investments

Balance as of January 1, 2019	346,159
Additions	579,492
Share of results	21,772
Dividends received	(9,602)
Return of capital	(358,558)
Balance as of December 31, 2019	579,263
Additions	1,458
Share of results	3,970
Dividends received	(644)
Return of capital	(115,449)
Balance as of December 31, 2020	468,598
Additions	84,566
Share of results	(47)
Return of capital	(50,088)
Impairment losses	(187,329)
Disposal	(58,578)
Balance as of December 31, 2021	257,122

Schedule of information pertaining to limited partnerships

Maximum
		amount of	Maximum
	Aggregated	additional	exposures to the
	carrying amount	capital	losses of the
	(before impairment loss)	commitment	limited
	of the limited partnerships	(Note 22(b))	partnerships
	RMB	RMB	RMB
Balance as of December 31, 2020	468,598	327,584	796,182
Balance as of December 31, 2021	444,451	301,444	745,895

Schedule of effective interests, additional investments into these limited partnerships and received return of capital from these limited partnerships

	As of December 31,
	2020	2021
Name of the limited partnerships
Shanghai Gefei Chengyun Investment Center Limited Partnership (“Gefei Chengyun”)	20%	20%
Ningbo Meishan Jiushen Investment Limited Partnership (“Jiushen”)	10%	12%
Tibet Shiguan Business Management Limited Partnership (“Shiguan”)	27.6%	27.6%
Ningbo Meishan Jiuchuan Investment Limited Partnership (“Jiuchuan”)	10%	10%
Ningbo Meishan Decheng Investment Limited Partnership (“Decheng”)	2%	2%
Yiwu Longshu Tianye Investment Management Limited Partnership (“Longshutianye”)	26%	26%
Yiwu Longshu Qianli Investment Management Limited Partnership (“Longshuqianli”)	16%	16%
Jiuyi	20%	— *
Ningbo Meishan Jiuzhen Investment Limited Partnership (“Jiuzhen”)	20%	20%
Yunde	20%	20%
Ningbo Meishan Deyan Investment Limited Partnership (“Deyan”)	20%	20%
Detong	40%	40%
Derong	37%	37%
Jiushi	40%	40%
Ningbo Meishan Qixing Management Limited Partnership (“Qixing”)	15.7%	15.7%
Shanghai Ruokun Management Limited Partnership (“Ruokun”)	20%	20%
Deyu	40%	— *
Hangzhou Honggeng Investment Limited Partnership (“Honggeng”)	20%	20%
Shenzhen Jiaxinda No.3 Investment Limited Partnership(“Jiaxinda”)	10%	10%
Shanghai Fangjin Management Limited Partnership (“Fangjin”）	—	49%
Ningbo Meishan Muju Investment Limited Partnership (“Muju”)	—	30%

* During the year ended December 31, 2021, the Group became the sole investor of Deyu and Jiuyi. Therefore, Deyu and Jiuyi become consolidated subsidiaries of the Group (see note 21).

	For the Year Ended December 31,
	2019		2020		2021
Name of the	Capital	Return of	Capital	Return of	Capital	Return of
limited partnerships	Investments	capital	Investments	capital	Investments	capital
	RMB	RMB	RMB	RMB	RMB	RMB
Gefei Chengyun	—	—	—	(1,513)	—	—
Jiushen	17,000	(2,200)	—	(9,397)	22,000	(3,455)
Ningbo Meishan Jiuchang Investment Limited Partnership (“Jiuchang”)	—	(2,620)	—	—	—	—
Shiguan	—	(20,000)	—	—	—	—
Jiuchuan	—	(5,569)	—	(4,290)	—	(2,800)
Decheng	—	—	—	(463)	—	—
Longshutianye	18,455	(12,049)	—	(3,003)	—	(1,666)
Longshuqianli	—	(2,094)	—	—	—	—
Jiuyi	127,985	(169,152)	—	(26,312)	—	—
Ningbo Meishan Jiuyu Investment Limited Partnership (“Jiuyu”)	—	(19,924)	—	—	—	—
Jiuzhen	2,250	—	—	—	—	(1,826)
Yunde	55,935	(64,993)	—	(4,800)	4,690	(6,862)
Deyan	—	(3,968)	—	(3,500)	—	(1,300)
Detong	31,000	(16,184)	—	—	—	(48)
Derong	55,555	(555)	—	—	20,000	—
Jiushi	185,000	(29,250)	—	(38,220)	500	(31,371)
Qixing	8,752	—	—	(8,750)	—	—
Ruokun	5,000	—	—	(5,000)	—	—
Deyu	70,360	(10,000)	1,000	(4,000)	—	—
Honggeng	2,200	—	—	(2,201)	—	—
Jiaxinda	—	—	458	—	—	(458)
Fangjin	—	—	—	—	490	—
Muju	—	—	—	—	36,886	(302)
Total	579,492	(358,558)	1,458	(111,449)	84,566	(50,088)

Schedule of combined unaudited financial information for these equity method investees

	As of December 31,
	2020	2021
	RMB	RMB
Balance sheet data:
Current assets	1,001,703	746,693
Non-current assets	172,623	173,579
Total assets	1,174,326	920,272
Current liabilities	303,489	207,316
Total liabilities	303,489	207,316
Equity	870,837	712,956
Total liabilities and shareholders’ equity	1,174,326	920,272

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Operating data:
Revenue	124,610	56,545	4,094
Operating income/(loss)	76,502	22,009	(4,253)
Net income/(loss)	77,384	22,431	(3,994)